Financial Liabilities - Summary of Long-term Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Won [member] | Woori bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	3 Years
Won [member] | Woori bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate	1.25%
Won [member] | Woori bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate	2.75%
Won [member] | Shinhan bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	91 days
Long-term borrowings, annual interest rate adjustment	0.30%
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, maturity period	91 days
Won [member] | Korea development bank and others cd rate 91 days plus 0 point 64 to 0 point 78 [member] | Korea development bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.64%
Won [member] | Korea development bank and others cd rate 91 days plus 0 point 64 to 0 point 78 [member] | Korea development bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.74%
Won [member] | Korea development bank and others cd rate 91 days plus 2 point 28 to 2 point 58 [member] | Korea development bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	2.28%
Won [member] | Korea development bank and others cd rate 91 days plus 2 point 28 to 2 point 58 [member] | Korea development bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	3.07%
Foreign currencies [member] | The Export-Import Bank of Korea [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.55%
Foreign currencies [member] | The Export-Import Bank of Korea [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	1.04%
Foreign currencies [member] | China Construction Bank [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate	4.28%
Foreign currencies [member] | China Construction Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	0.80%
Foreign currencies [member] | China Construction Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate adjustment	2.00%